Contingent liabilities and other financial commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies And Other Financial Commitments [Abstract]
Schedule of Other Financial Commitments	The other financial commitments were as follows:

(in millions €)	December 31, 2024	December 31, 2023
Commitments under purchase agreements for property, plant and equipment	186.7	154.4
Contractual obligation to acquire intangible assets	1,193.1	1,721.1
Total	1,379.8	1,875.5
The expected maturities of payment obligations under purchase agreements for property, plant and equipment and contractual obligations to acquire intangible assets are as follows:

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Commitments under purchase agreements for property, plant and equipment	109.0	77.7	—	186.7
Contractual obligation to acquire intangible assets	118.9	677.6	396.6	1,193.1
Total	227.9	755.3	396.6	1,379.8